Convertible Notes Payable (Details Textual) (USD $)	0 Months Ended			1 Months Ended	12 Months Ended
	Oct. 10, 2013	Aug. 02, 2013	May 13, 2013	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument, Interest Rate During Period				8.00%	100.00%
Proceeds from Convertible Debt				$ 489,000	$ 489,000	$ 250,000	$ 0
Debt Instrument, Payment Terms				nine months
Common Stock Discount Rate Percentage				35.00%
Discount On Debt Related To Convertible Note				263,000
Share Issued For Conversion Of Convertible Promissory Note	53,618	232,948	109,279
Debt Issuance Costs Incurred During Noncash or Partial Noncash Transaction	103,500	153,500	103,500
Amortization of Debt Discount (Premium)					$ 249,000	$ 0	$ 0